SUPPLEMENT DATED SEPTEMBER 19, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022
OF VANECK VIP TRUST

IMPORTANT NOTICE REGARDING THE ADDITION OF JAYESH BHANSALI
TO THE BOARD OF TRUSTEES

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for VanEck VIP Trust (the “Trust”). You may obtain copies of the Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

On June 23, 2022, Jayesh Bhansali was elected as trustee to the Board of Trustees of the Trust. Mr. Bhansali’s term commenced on July 1, 2022. He is not considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

As a result of the aforementioned changes, the following additional changes are implemented effectively immediately:

The following replaces the first paragraph under the heading “Trustee and Officers – Leadership Structure and the Board” on page 35 of the SAI:

The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged the Adviser to serve as the investment adviser for the Funds. The Board is responsible for overseeing the provision of services to the Trust and the Funds by the Adviser and the other service providers in accordance with the provisions of the 1940 Act and other applicable laws. The Board is currently composed of six (6) Trustees, five of whom are Independent Trustees. In addition to five (5) regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with their counsel to consider a variety of matters affecting the Trust. These sessions generally occur prior to, or during, scheduled Board meetings and at such other times as the Trustees may deem necessary. Each Independent Trustee (other than Jayesh Bhansali, who began serving as Trustee on July 1, 2022) attended at least 75% of the total number of meetings of the Board in the year ending December 31, 2021. As discussed in further detail below, the Board has established three (3) standing committees to assist the Board in performing its oversight responsibilities.

The following replaces the tables and accompanying information under the heading “Trustee Information” beginning on page 36 of the SAI:

TRUSTEE’S NAME, ADDRESS(1) AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST, TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES:
Jayesh Bhansali 1964 (A)(G)(I)	Trustee (since 2022)	Chief Investment Officer, IRIQIV LLC (a multi-family office). Formerly, Managing Director and Lead Portfolio Manager, Nuveen, a TIAA company.	12	Trustee of Judge Baker Children’s Center; Director of Under One Roof.
Jon Lukomnik 1956 (A)(G)(I)	Trustee (since 2006); Chairperson of the Audit Committee (since 2021)	Managing Partner, Sinclair Capital LLC (consulting firm). Formerly, Executive Director, Investor Responsibility Research Center Institute; Pembroke Visiting Professor of International Finance, Judge Business School, Cambridge.	12
Member of the Deloitte Audit Quality Advisory Committee; Director, The Shareholder Commons; Director of VanEck ICAV (an Irish UCITS); VanEck Vectors UCITS ETF plc (an Irish UCITS). Formerly, Director of VanEck (a Luxembourg UCITS); Member of the Standing Advisory Group to the Public Company Accounting Oversight Board; Chairman of the Advisory Committee of Legion Partners.

Jane DiRenzo Pigott 1957 (A)(G)(I)	Trustee (since 2007); Chairperson of the Board (since 2020)	Managing Director, R3 Group LLC (consulting firm).	12
Trustee of Northwestern University, Lyric Opera of Chicago and the Chicago Symphony Orchestra.
Formerly, Director and Chair of Audit Committee of 3E Company (services relating to hazardous material safety); Director of MetLife Investment Funds, Inc.

TRUSTEE’S NAME, ADDRESS(1) AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST, TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
R. Alastair Short 1953 (A)(G)(I)	Trustee (since 2004)	President, Apex Capital Corporation (personal investment vehicle).	78
Chairman and Independent Director, EULAV Asset Management; Lead Independent Director, Total Fund Solution; Independent Director, Contingency Capital, LLC; Trustee, Kenyon Review; Trustee, Children's Village. Formerly, Independent Director, Tremont offshore funds.

Richard D. Stamberger 1959 (A)(G)(I)	Trustee (since 1995); Chairperson of the Governance Committee (since 2022)	Formerly, Senior Vice President, B2B, Future Plc (global media company); President, CEO and co-founder, SmartBrief, Inc.	78	Director, Food and Friends, Inc.

TRUSTEE’S NAME, ADDRESS(1) AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST, TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE:
Jan F. van Eck(4) 1963 (I)	Trustee (Since 2019); Chairperson of the Investment Oversight Committee (since 2020); Chief Executive Officer and President (Since 2010)	Director, President and Chief Executive Officer of VEAC, Van Eck Absolute Return Advisers Corporation (“VEARA”) and Van Eck Securities Corporation (“VESC”); Officer and/or Director of other companies affiliated with VEAC and/or the Trust.	78	Director, National Committee on US-China Relations.
(1) The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
(2) Trustee serves until resignation, death, retirement or removal.
(3) The Fund Complex consists of VanEck Funds, VanEck VIP Trust and VanEck ETF Trust.
(4) “Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC. In addition, Mr. van Eck and members of his family own 100% of the voting stock of VEAC, which in turns owns 100% of the voting stock of each of VEARA and VESC.
(A) Member of the Audit Committee.
(G) Member of the Governance Committee.
(I) Member of the Investment Oversight Committee.

Set forth below is additional information relating to the professional experience, attributes and skills of each Trustee relevant to such individual’s qualifications to serve as a Trustee:

Jayesh Bhansali has extensive business and financial experience and currently serves as the Chief Investment Officer of IRIQIV LLC, a multi-family office. He was previously a Managing Director and Lead Portfolio Manager at Nuveen, a TIAA company, and has over 25 years of experience in the investment management industry. Mr. Bhansali also serves as a member of the board for multiple not-for-profit organizations.

Jon Lukomnik has extensive business and financial experience, particularly in the investment management industry. He currently serves as: Managing Partner of Sinclair Capital LLC, a consulting firm to the investment management industry; and is a member of Deloitte LLP’s Audit Quality Advisory Council. He previously served as chairman of the Advisory Committee of Legion Partners Asset Management, a registered investment advisor that provides investment management and consulting services to various institutional clients; and was a member of the Standing Advisory Group to the Public Company Accounting Oversight Board.

Jane DiRenzo Pigott has extensive business and financial experience and serves as Managing Director of R3 Group LLC, a firm specializing in talent retention, development and matriculation consulting services. Ms. Pigott has prior experience as an independent trustee of other mutual funds and previously served as chair of the global Environmental Law practice group at Winston & Strawn LLP.

R. Alastair Short has extensive business and financial experience, particularly in the investment management industry. He has served as a president, board member or executive officer of various businesses, including asset management and private equity investment firms.

Richard D. Stamberger has extensive business and financial experience and previously served as the Senior Vice President of B2B, Future Plc, a global media company. Mr. Stamberger has experience as a member of the board of directors of numerous not-for-profit organizations and has more than 20 years of experience as a member of the Board of the Trust.

Jan F. van Eck has extensive business and financial experience, particularly in the investment management industry. He currently serves as president, executive officer and/or board member of various businesses, including VEAC, VESC, and VEARA.

The foregoing information regarding the experience, qualifications, attributes and skills of each Trustee is provided pursuant to requirements of the SEC, and does not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The information under the heading “Committee Structure” starting on page 38 of the SAI is deleted in its entirety and replaced with the following:

The Board has established a standing Audit Committee, a standing Governance Committee, and a standing Investment Oversight Committee to assist the Board in the oversight and direction of the business and affairs of the Trust.

Audit Committee. The duties of this Committee include meeting with representatives of the Trust’s independent registered public accounting firm to review fees, services, procedures, conclusions and recommendations of independent registered public accounting firm and to discuss the Trust’s system of internal controls. Thereafter, the Committee reports to the Board the Committee’s findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairperson of the Audit Committee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Audit Committee met three times during the last fiscal year, and currently consists of the following Trustees: Mr. Lukomnik (Chairperson), Mr. Short, Mr. Stamberger, Ms. Pigott and Mr. Bhansali.

Governance Committee. The duties of this Committee include the consideration of recommendations to the Trustees for the Board nominations for Trustees, review of the composition of the Board, compensation and similar matters. In addition, the Governance Committee periodically reviews the performance of the Board and its Committees, including the effectiveness and composition of the overall Board, Board’s Committees, and the Chairperson of the Board and other related matters. When considering potential nominees for election to the Board and to fill vacancies occurring on the Board, where shareholder approval is not required, and as part of the annual self-evaluation, the Governance Committee reviews the mix of skills and other relevant experiences of the Trustees. The Governance Committee met four times during the last fiscal year, and currently consists of the following Trustees: Mr. Stamberger (Chairperson), Mr. Lukomnik, Mr. Short, Ms. Pigott and Mr. Bhansali.

The Independent Trustees shall, when identifying candidates for the position of Independent Trustee, consider candidates recommended by a shareholder of a Fund if such recommendation provides sufficient background information concerning the candidate and evidence that the candidate is willing to serve as an Independent Trustee if selected, and is received in a sufficiently timely manner. Shareholders should address recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Trust, at 666 Third Avenue, 9th Floor, New York, NY 10017. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Investment Oversight Committee. The duties of this Committee include the review of investment performance of the Funds, meeting with relevant Adviser personnel and outside experts, and overseeing the provision of investment-related services for the Funds. In addition, the Committee will review on a periodic basis and consider a variety of matters, such as proposed material changes to, each Fund’s investment strategy (if applicable), investment processes, investment personnel, non-personnel resources, and relevant investment markets. The Investment Oversight Committee was established by vote of the Board, effective January 1, 2020. This Committee currently consists of all the Trustees, and Mr. van Eck serves as Chairperson.

The table and accompanying footnotes under the heading “Trustee Share Ownership” on page 41 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Trust (As of December 31, 2021)*	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2021)
Jayesh Bhansali(1)	None	None

Jon Lukomnik	None	Over $100,000*

Jane DiRenzo Pigott	None	Over $100,000*

R. Alastair Short	None	Over $100,000

Richard D. Stamberger	None	Over $100,000*

Jan F. van Eck	None	Over $100,000

* Includes ownership through the Trust's deferred compensation plan as of December 31, 2021.
(1) Mr. Bhansali’s term as Independent Trustee commenced effective July 1, 2022.

The table and accompanying footnotes under the heading “2021 Compensation Table” starting on page 41 of the SAI is deleted in its entirety and replaced with the following:

	Jayesh Bhansali(1)	Jon Lukomnik(2)	Jane DiRenzo Pigott(3)	R. Alastair Short	Richard D. Stamberger(4)
Aggregate Compensation from the VanEck Trusts	$—	$125,000	$140,000	$110,000	$110,000
Aggregate Deferred Compensation from the VanEck Trusts	$—	$62,500	$—	$—	$22,000
Pension or Retirement Benefits Accrued as Part of the VanEck Trusts’ Expenses	$—	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	$—	N/A	N/A	N/A	N/A
Total Compensation From the VanEck Trusts and the Fund Complex(5) Paid to Trustee	$—	$125,000	$140,000	$356,000	$348,000
(1) Mr. Bhansali’s term as Independent Trustee commenced effective July 1, 2022.
(2) As of December 31, 2021, the value of Mr. Lukomnik’s account under the deferred compensation plan was $1,318,392.
(3) As of December 31, 2021, the value of Ms. Pigott’s account under the deferred compensation plan was $799,421.
(4) As of December 31, 2021, the value of Mr. Stamberger’s account under the deferred compensation plan was $964,232.
(5) The “Fund Complex” consists of the VanEck Trusts and VanEck ETF Trust.

Please retain this supplement for future reference.